Segment Information (Other Profit and Loss Disclosures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Depreciation and amortization	¥ (1,807,613)	¥ (1,834,129)	¥ (1,882,260)
Impairment loss	(82,691)	(118,245)	(254,172)
Inventory write-down	(86,003)	(60,461)	(76,268)
Synthetic fibres [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(68,428)	(79,658)	(137,153)
Impairment loss	(47,937)	(49,107)	(185,096)
Inventory write-down	(35,945)	(38,287)	(38,750)
Resins and plastics [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(139,447)	(163,618)	(120,641)
Impairment loss	(9)	(9)	0
Inventory write-down	(19,219)	(5,177)	1,575
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(575,025)	(538,435)	(525,698)
Impairment loss	(34,695)	(50,210)	(14,351)
Inventory write-down	(8,630)	(4,487)	(642)
Petroleum products [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(862,659)	(922,670)	(886,784)
Impairment loss	(50)	(44)	(53,155)
Inventory write-down	(22,209)	(12,399)	0
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(111)	(171)	(176)
Impairment loss	0	0	0
Inventory write-down	0	0	0
Others [member]
Disclosure of operating segments [line items]
Depreciation and amortization	(161,943)	(129,577)	(211,808)
Impairment loss	0	(18,875)	(1,570)
Inventory write-down	¥ 0	¥ (111)	¥ (38,451)